Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity Parenthetical) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Offering Costs	$ 2,763
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Offering Costs	$ 2,763